TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
Trade Payables And Accrued Liabilities
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	September 30, 2025	December 31, 2024
Trades payables	$182,413	$322,235
VAT, income and dividend taxes payable	8,898	29,625
Salaries payable	42,114	50,078
	$233,425	$401,938